Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Fair Value Measurements

NOTE 4 FAIR VALUE MEASUREMENTS

As of December 31, 2011 and 2010, TDS did not have any financial assets or liabilities that were required to be recorded at fair value in its Consolidated Balance Sheet in accordance with GAAP. However, TDS has applied the provisions of fair value accounting for purposes of computing the fair value of financial instruments for disclosure purposes as displayed below.

	December 31,		December 31,
	2011		2010
	Book Value	Fair Value	Book Value	Fair Value
(Dollars in thousands)
Cash and cash equivalents (1)	$563,275	$563,275	$341,683	$341,683
Short-term investments (2)(3)
Certificates of deposit	27,444	27,444	97,270	97,270
Government-backed securities (4)	218,829	218,829	305,612	305,612
Long-term investments (2)(5)
Government-backed securities (4)	45,138	45,310	102,185	102,325
Long-term debt (6)	1,525,648	1,586,858	1,495,461	1,482,181

  In preparing its Consolidated Statement of Cash Flows for the year ended December 31, 2011, TDS discovered certain errors related to the classification of outstanding checks with the right of offset. This error resulted in the misstatement of Cash for the year ended December 31, 2010. The amounts herein have been revised to reflect the proper amounts. See Note 2 — Revision of Prior Period Amounts for additional information.

  Designated as held-to-maturity investments and are recorded at amortized cost in the Consolidated Balance Sheet.

  Maturities are less than twelve months from the respective balance sheet dates.

  Includes U.S. treasuries and corporate notes guaranteed under the Federal Deposit Insurance Corporation's Temporary Liquidity Guarantee Program.

  Maturities range between 15 and 21 months from the balance sheet date.

  Excludes capital lease obligations and current portion of Long-term debt.

The fair values of Cash and cash equivalents and Short-term investments approximate their book values due to the short-term nature of these financial instruments. The fair values of Long-term investments were estimated using quoted market prices for the individual issuances. The fair value of long-term debt, excluding capital lease obligations and the current portion of such long-term debt, was estimated using market prices for TDS' 7.0% Senior Notes, 6.875% Senior Notes and 6.625% Senior Notes, and U.S. Cellular's 6.95% Senior Notes at December 31, 2011, and TDS' 7.6% Series A Notes, 6.875% Senior Notes, and 6.625% Senior Notes, and U.S. Cellular's 7.5% Senior Notes at December 31, 2010, and discounted cash flow analysis for remaining debt at December 31, 2011 and 2010.